SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment reporting
Revenues	$ 323,763	$ 382,407	$ 292,417
Total net revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Revenues	$ 191,361	$ 239,176	$ 182,958
Europe | Total net revenues
Segment reporting
Revenues (as a percent)	59.10%	62.50%	62.50%
Europe | France
Segment reporting
Revenues	$ 41,161	$ 52,264	$ 42,504
North America
Segment reporting
Revenues	$ 92,430	$ 81,675	$ 54,858
North America | Total net revenues
Segment reporting
Revenues (as a percent)	28.50%	21.40%	18.80%
North America | United States
Segment reporting
Revenues	$ 77,407	$ 65,376	$ 46,136
Other countries
Segment reporting
Revenues	$ 39,972	$ 61,556	$ 54,601
Other countries | Total net revenues
Segment reporting
Revenues (as a percent)	12.40%	16.10%	18.70%